Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated useful lives of fixed assets

Fixed Assets	Estimated Useful Lives (years)
Office buildings	36-47
Leasehold improvements	Lesser of term of the lease or the estimated useful lives of the assets
Vehicles	4-10
Office furniture	5
Computer equipment and hardware	2-5

Estimated useful lives of intangible assets

Intangible Assets	Estimated Useful Lives (years)
Purchased video content	1 month to 2 years
Computer software	1-5
Developed technologies	3-10
Domain names and trademarks	4-30
Operating rights for licensed games	over the contract terms

ASC 606 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Line items in condensed consolidated statement of comprehensive income under adoption of ASC 606

	As reported	Without adoption of ASC 606	Effect of change Higher/(Lower)
Revenue-Online advertising-Brand advertising	$231,945	228,165	3,780
Revenue-Online advertising-Search and search related advertising	1,022,456	1,000,639	21,817
Cost of revenue- Online advertising-Search and search related advertising	664,164	642,920	21,244
Gross profit	811,308	811,308	0
Operating expenses- Sales and marketing	400,579	396,226	4,353
Operating loss	(160,525)	(160,525)	0
Income tax expense	13,432	13,432	0
Net loss	(67,359)	(67,359)	0
Basic net loss per share attributable to Sohu.com Limited	(4.11)	(4.11)	0
Diluted net loss per share attributable to Sohu.com Limited	(4.13)	(4.13)	0

Revenues disaggregated by products and services

	Year Ended December 31, 2018 (in thousands)				Year Ended December 31, 2017 (in thousands)
	Sohu	Sogou	Changyou	Total	Sohu	Sogou	Changyou	Total
Brand advertising:
Sohu Media Portal	$127,348	0	0	127,348	$151,982	0	0	151,982
Sohu Video	53,756	0	0	53,756	79,743	0	0	79,743
Focus	31,144	0	0	31,144	57,245	0	0	57,245
17173.com Website	0	0	19,697	19,697	0	0	25,096	25096
Search and search related advertising	0	1,022,456	0	1,022,456	0	801,199	0	801,199
Online games:
PC games	0	0	236,743	236,743	0	0	239,149	239,149
Mobile games	0	0	151,737	151,737	0	0	208,355	208,355
Other games	0	0	1,310	1,310	0	0	2,029	2,029
Others:
Cinema advertising business	0	0	70,202	70,202	0	0	91,419	91,419
Others	61,973	100,589	6,074	168,636	83,759	106,807	14,180	204,745

Total	$274,221	1,123,045	485,763	1,883,029	$372,728	908,006	580,228	1,860,962